Patents (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 1,455	$ 1,134	$ 2,269	$ 2,268